Capital Shares and Equity	3 Months Ended
Mar. 31, 2018
Capital Shares and Equity [Abstract]
CAPITAL SHARES AND EQUITY
11.	CAPITAL SHARES AND EQUITY

On or about October 26, 2016, the Company issued 25,000,000 shares of common stock to Sea Treasure Holding limited, an entity controlled by Mr. Terence Ho, Chairman and Chief Executive Officer of the Company, for $250,000 or $0.01 per share.